Operations (Details 1) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Jan. 27, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets
Cash and cash equivalents		R$ 171,045		R$ 106,627	R$ 104,314	R$ 43,798
Trade accounts receivable		183,350		125,320
Inventories		138,778		97,068
Biological assets		115,553		99,881
Non-current assets held for sale		25,857
Total current assets		616,607		440,827
Investment properties		858,261		548,717	557,152
Property, plant and equipment		115,925		107,852	R$ 84,830
Total assets		2,044,368		1,357,614
Liabilities
Trade accounts payables		111,170		92,954
Loans and financing		217,274		76,608
Total current liabilities		400,092		226,618
Other accounts payable		28,002		19,451
Deferred tax liabilities		R$ 34,031
Agrifirma [Member]
Assets
Cash and cash equivalents			R$ 1,071
Trade accounts receivable			3,313
Inventories			1,461
Biological assets			4,883
Recoverable taxes and contributions			3,012
Non-current assets held for sale			23,842
Related parties			36
Other credits			6,025
Total current assets			43,643
Other credits			15,986
Investment properties			197,711
Property, plant and equipment			23,541
Total non-current assets			237,238
Total assets			280,881
Liabilities
Trade accounts payables			792
Loans and financing			123,862
Payable income tax and social contribution			19
Taxes payable			646
Labor charges			2,894
Other accounts payable			15,590
Total current liabilities			143,803
Provision for contingencies			60
Other accounts payable			3,206
Deferred tax liabilities			27,763
Total liabilities			31,029
Total net assets at fair value			106,049
Goodwill (a)	[1]		47
Total consideration			R$ 106,096

[1]	Goodwill is attributed to the profitability expected from synergy gains and economies of scale in the agricultural operations and from the creation of real estate value in undeveloped areas. It is not expected that goodwill will be dedcuctible for tax purposes.